Income taxes (Schedule of detailed information about effective income tax expense (recovery)) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (2,691,670)	$ (2,287,095)	$ (1,012,978)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (713,293)	$ (606,080)	$ (268,439)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	283,688	269,531	(97,480)
Stock-based compensation	57,761	10,992	95,412
Non-deductible (non-taxable) expenses and other items	(13,660)	(3,780)	82,530
Effect of changes in exchange rates	74,714	940,577	(644,649)
Change in deferred tax assets not recognized	310,790	(611,240)	832,626
Current tax expense (income)	$ 0	$ 0	$ 0